Supplemental Guarantor Information (Condensed Consolidating Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 313.6	$ 326.1	$ 231.3	$ 369.0
Short-term investments	39.9	136.7
Trade receivables, net	413.9	403.3
Intercompany receivables	0.0	0.0
Inventories	369.3	374.7
Deferred income taxes	168.8	111.0
Prepaid expenses	23.6	21.2
Refundable income taxes	18.0	11.7
Current assets held for sale	148.2	106.2
Other current assets	148.3	164.6
Total current assets	1,643.6	1,655.5
Securities and other investments	85.2	83.6
Property, plant and equipment, net	175.3	165.7	157.8
Goodwill	161.5	138.1	146.0
Deferred income taxes	65.3	86.5
Finance lease receivables	36.5	90.4
Other assets	75.0	119.8
Total assets	2,242.4	2,339.6
Current liabilities
Notes payable	32.0	25.6
Accounts payable	281.7	248.6
Intercompany payable	0.0	0.0
Deferred revenue	229.2	260.8
Payroll and other benefits liabilities	76.5	109.4
Current liabilities held for sale	49.4	39.1
Other current liabilities	287.0	344.3
Total current liabilities	955.8	1,027.8
Long-term debt	606.2	477.3
Pensions and other benefits	195.6	211.0
Post-retirement and other benefits	18.7	20.8
Deferred income taxes	1.9	6.5
Other liabilities	28.7	41.4
Commitments and contingencies
Total Diebold, Incorporated shareholders' equity	412.4	531.5
Noncontrolling interests	23.1	23.3
Total liabilities and equity	2,242.4	2,339.6
Parent Company [Member]
Current assets
Cash and cash equivalents	20.3	14.7	4.1	13.6
Short-term investments	0.0	0.0
Trade receivables, net	140.4	85.9
Intercompany receivables	828.8	796.0
Inventories	115.9	43.5
Deferred income taxes	103.7	52.5
Prepaid expenses	16.4	13.8
Refundable income taxes	0.0	0.0
Current assets held for sale	139.2	99.9
Other current assets	15.5	16.9
Total current assets	1,380.2	1,123.2
Securities and other investments	85.2	83.6
Property, plant and equipment, net	121.1	109.8
Goodwill	45.1	33.2
Deferred income taxes	57.1	81.4
Finance lease receivables	0.0	0.0
Other assets	1,407.0	1,801.9
Total assets	3,095.7	3,233.1
Current liabilities
Notes payable	21.5	15.0
Accounts payable	131.9	93.6
Intercompany payable	1,414.2	1,615.6
Deferred revenue	102.7	99.4
Payroll and other benefits liabilities	25.2	47.5
Current liabilities held for sale	48.9	38.5
Other current liabilities	116.3	106.9
Total current liabilities	1,860.7	2,016.5
Long-term debt	604.6	449.3
Pensions and other benefits	193.5	208.5
Post-retirement and other benefits	14.5	16.5
Deferred income taxes	0.0	0.0
Other liabilities	10.0	10.8
Total Diebold, Incorporated shareholders' equity	412.4	531.5
Noncontrolling interests	0.0	0.0
Total liabilities and equity	3,095.7	3,233.1
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	7.9	2.5	2.0	2.2
Short-term investments	0.0	0.0
Trade receivables, net	4.3	2.5
Intercompany receivables	733.6	791.7
Inventories	17.8	13.8
Deferred income taxes	11.2	11.5
Prepaid expenses	0.7	1.0
Refundable income taxes	0.0	0.0
Current assets held for sale	0.0	0.0
Other current assets	3.5	4.8
Total current assets	779.0	827.8
Securities and other investments	0.0	0.0
Property, plant and equipment, net	10.0	6.9
Goodwill	0.0	0.0
Deferred income taxes	(6.4)	(11.1)
Finance lease receivables	8.1	12.1
Other assets	23.5	45.7
Total assets	814.2	881.4
Current liabilities
Notes payable	1.3	0.8
Accounts payable	1.2	0.6
Intercompany payable	140.8	126.9
Deferred revenue	3.6	6.3
Payroll and other benefits liabilities	0.5	3.1
Current liabilities held for sale	0.0	0.0
Other current liabilities	(5.4)	(12.9)
Total current liabilities	142.0	124.8
Long-term debt	1.6	3.0
Pensions and other benefits	0.0	0.0
Post-retirement and other benefits	0.0	0.0
Deferred income taxes	0.0	0.0
Other liabilities	0.0	0.0
Total Diebold, Incorporated shareholders' equity	670.6	753.6
Noncontrolling interests	0.0	0.0
Total liabilities and equity	814.2	881.4
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	285.4	308.9	225.2	353.2
Short-term investments	39.9	136.7
Trade receivables, net	269.2	314.9
Intercompany receivables	539.1	699.5
Inventories	235.6	317.4
Deferred income taxes	53.9	47.0
Prepaid expenses	6.5	6.4
Refundable income taxes	18.0	11.7
Current assets held for sale	9.0	6.3
Other current assets	129.3	142.9
Total current assets	1,585.9	1,991.7
Securities and other investments	0.0	0.0
Property, plant and equipment, net	44.2	49.0
Goodwill	116.4	104.9
Deferred income taxes	14.6	16.2
Finance lease receivables	28.4	78.3
Other assets	34.5	21.2
Total assets	1,824.0	2,261.3
Current liabilities
Notes payable	9.2	9.8
Accounts payable	148.6	154.4
Intercompany payable	546.5	544.7
Deferred revenue	122.9	155.1
Payroll and other benefits liabilities	50.8	58.8
Current liabilities held for sale	0.5	0.6
Other current liabilities	176.1	250.3
Total current liabilities	1,054.6	1,173.7
Long-term debt	0.0	25.0
Pensions and other benefits	2.1	2.5
Post-retirement and other benefits	4.2	4.3
Deferred income taxes	1.9	6.5
Other liabilities	18.7	30.6
Total Diebold, Incorporated shareholders' equity	719.4	995.4
Noncontrolling interests	23.1	23.3
Total liabilities and equity	1,824.0	2,261.3
Reclassifications And Eliminations [Member]
Current assets
Cash and cash equivalents	0.0	0.0	$ 0.0	$ 0.0
Short-term investments	0.0	0.0
Trade receivables, net	0.0	0.0
Intercompany receivables	(2,101.5)	(2,287.2)
Inventories	0.0	0.0
Deferred income taxes	0.0	0.0
Prepaid expenses	0.0	0.0
Refundable income taxes	0.0	0.0
Current assets held for sale	0.0	0.0
Other current assets	0.0	0.0
Total current assets	(2,101.5)	(2,287.2)
Securities and other investments	0.0	0.0
Property, plant and equipment, net	0.0	0.0
Goodwill	0.0	0.0
Deferred income taxes	0.0	0.0
Finance lease receivables	0.0	0.0
Other assets	(1,390.0)	(1,749.0)
Total assets	(3,491.5)	(4,036.2)
Current liabilities
Notes payable	0.0	0.0
Accounts payable	0.0	0.0
Intercompany payable	(2,101.5)	(2,287.2)
Deferred revenue	0.0	0.0
Payroll and other benefits liabilities	0.0	0.0
Current liabilities held for sale	0.0	0.0
Other current liabilities	0.0	0.0
Total current liabilities	(2,101.5)	(2,287.2)
Long-term debt	0.0	0.0
Pensions and other benefits	0.0	0.0
Post-retirement and other benefits	0.0	0.0
Deferred income taxes	0.0	0.0
Other liabilities	0.0	0.0
Total Diebold, Incorporated shareholders' equity	(1,390.0)	(1,749.0)
Noncontrolling interests	0.0	0.0
Total liabilities and equity	$ (3,491.5)	$ (4,036.2)